REVENUE - Summary of Revenue by Monetization Type (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 15,924	$ 10,392	$ 35,509	$ 21,909
Performance marketing
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	12,292	9,223	28,693	19,830
Subscription
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	744	0	1,553	0
Advertising and other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 2,888	$ 1,169	$ 5,263	$ 2,079